Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 06, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Distribution Made To Limited Partner Cash Distributions Paid		$ 66,857	$ 66,856	$ 62,207
Distribution 4 - FY 2017
Distribution Made To Limited Partner And General Partner Declaration Date		Jan. 01, 2018
Distributions paid, Per unit		$ 0.4225
Distribution Made To Limited Partner Cash Distributions Paid		$ 15,000
Distribution Made To Limited And General Partner Distribution Date		Jan. 18, 2018
Distribution Made To Limited And General Partner Date Record		Jan. 11, 2018
Distribution from November 12, 2017 to February 11, 2018 | Series A Preferred
Distribution Made To Limited Partner And General Partner Declaration Date		Jan. 19, 2018
Distributions paid, Per unit		$ 0.5625
Distribution Made To Limited And General Partner Distribution Date		Feb. 12, 2018
Distribution Made To Limited And General Partner Date Record		Feb. 05, 2018
Subsequent Event | Clean Horizon and Clean Vision | Extension of the purchase option exercise deadline
Purchase option period, Expiration date	Dec. 31, 2018